Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 02, 2021
Registrant Name	NEUBERGER BERMAN ALTERNATIVE FUNDS
Entity Central Index Key	0001317474
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 02, 2021
Document Effective Date	Jul. 05, 2021
Prospectus Date	Jul. 05, 2021